Jan. 31, 2016
Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO CURRENT PROSPECTUSES DATED JANUARY 31, 2016

Effective September 30, 2016, Federated Bond Fund (the "Fund") will offer Class R6 Shares (Ticker FDBLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.

In addition, effective September 30, 2016, the Board of Trustees of the Fund has approved a reduction in the Fund's investment advisory fee from 0.70% to 0.50%.

1. For the Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares Prospectus, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment )	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	None	None
Other Expenses	0.50%	0.49%	0.49%	0.49%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.01%	1.75%	1.75%	1.00%	0.75%
Fee Waivers and/or Expense Reimbursements[1,3]	0.15%	0.03%	0.07%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.86%	1.72%	1.68%	0.86%	0.61%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the "Directors").

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.71%, 1.67%, 0.85% and 0.60% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$548	$757	$983	$1,631
Expenses assuming no redemption	$548	$757	$983	$1,631
B:
Expenses assuming redemption	$728	$951	$1,149	$1,867
Expenses assuming no redemption	$178	$551	$949	$1,867
C:
Expenses assuming redemption	$278	$551	$949	$2,062
Expenses assuming no redemption	$178	$551	$949	$2,062
F:
Expenses assuming redemption	$301	$515	$647	$1,312
Expenses assuming no redemption	$201	$415	$647	$1,312
IS:
Expenses assuming redemption	$77	$240	$417	$930
Expenses assuming no redemption	$77	$240	$417	$930